Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2024	Level 1	Level 2	Level 3

Contingent consideration liability	$67,248	$-	$-	$67,248
Interest rate swap assets	3,887	-	3,887	-

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2024	2023

Balance, January 1	$63,478	$34,188
Amounts recognized on acquisitions	52,802	32,571
Fair value adjustments	(20,023)	16,366
Resolved and settled in cash	(29,404)	(20,136)
Other	395	489
Balance, December 31	$67,248	$63,478

Less: current portion	$15,307	$31,604
Non-current portion	$51,941	$31,874

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2024		2023
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$3,925	$3,925	$4,238	$4,238
Long-term debt	1,298,710	1,302,878	1,182,107	1,183,854